Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FIRST CHOICE HEALTHCARE SOLUTIONS, INC.
Entity Central Index Key	0001416876
Entity Tax Identification Number	90-0687379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 Bulldog Blvd
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901-1932
City Area Code	(321)
Local Phone Number	725-0090
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	First Choice Healthcare Solutions, Inc.
Entity Address, Address Line Two	95 Bulldog Blvd
Entity Address, Address Line Three	Suite 202
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901-
City Area Code	(321)
Local Phone Number	725-0090
Contact Personnel Name	Lance Friedman